Robert S. Kant
Tel. 602.445.8302
Fax 602.445.8100
KantR@gtlaw.com
June 22, 2007
VIA FEDERAL EXPRESS AND THE EDGAR SYSTEM
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Matt Franker

Re:	Smith & Wesson Holding Corporation Response Letter to Comments Issued April 10, 2007 Regarding Registration Statement on Form S-3 File No. 333-141231 Submitted May 17, 2007
Ladies and Gentlemen:
     We express our appreciation for your continued review of the Form S-3 of Smith & Wesson Holding Corporation (the “Company”). On behalf of the Company, we are responding to the comments provided by the staff of the Securities and Exchange Commission (the “Staff”) by letter dated June 7, 2007. In conjunction with these responses, the Company is filing Amendment No. 1 to the Registration Statement (the “Amendment”) via EDGAR.
     The Company’s responses to the Staff’s comments are indicated below, directly following a restatement of each comment in bold, italicized type. To further facilitate the Staff’s review, the enclosed courtesy copy of the Amendment has been marked in the margins to indicate the location of revisions made in response to the corresponding comment numbers.
General
1.	SEC Comment: When you file an amendment to your registration statement, please disclose your response to prior comment 3.

Company’s Response: Pursuant to your request, the Company has included the substance of its response to prior comment 3 on page 46 of the Amendment.
ALBANY

AMSTERDAM

ATLANTA

BOCA RATON

BOSTON

CHICAGO

DALLAS

DELAWARE

DENVER

FORT LAUDERDALE

HOUSTON

LAS VEGAS

LOS ANGELES

MIAMI

NEW JERSEY

NEW YORK

ORANGE COUNTY, CA

ORLANDO

PHILADELPHIA

PHOENIX

SACRAMENTO

SILICON VALLEY

TALLAHASSEE

TAMPA

TOKYO

TYSONS CORNER

WASHINGTON, D.C.

WEST PALM BEACH

ZURICH
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Greenberg Traurig, LLP | Attorneys at Law | 2375 East Camelback Road, Suite 700 | Phoenix, Arizona 85016 | Tel. 602.445.8000 | Fax 602.445.8100

Securities and Exchange Commission
June 22, 2007

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2.	SEC Comment: We note your response to comment 4 of our letter dated April 10, 2007. In your amendment, please disclose the proceeds and amount of possible payments as set forth in your response.

Company’s Response: Pursuant to your request, the Company has included disclosure regarding the proceeds and amount of possible payments to selling securityholders on pages 50-51 of the Amendment.

3.	SEC Comment: Please also disclose the tabular disclosure provided in response to comment 9 of our April 10, 2007, comment letter.

Company’s Response: Pursuant to your request, the Company has included the requested disclosure on page 52 of the Amendment.
Table of Contents
4.	SEC Comment: We note your proposed revisions to prior comment 12. Please delete the first sentence under the About this Prospectus caption or otherwise revise to remove the implication that investors are not entitled to rely upon information contained in your public filings that are not incorporated by reference into your prospectus or an accompanying prospectus supplement.

Company’s Response: Pursuant to your request, the Company has deleted the first sentence under the caption “About this Prospectus” in the Amendment.
Risks Related to the Notes and Common Stock, page 16
5.	SEC Comment: We note your proposed response to comment 14 of our letter dated April 10, 2007. Please expand your disclosure under this risk factor heading to disclose the substance of your responses to comments 10 and 15 of our prior letter with respect to short sales by the selling shareholders.

Company’s Response: Pursuant to your request, the Company has expanded the disclosure in the risk factor. Please see page 18 of the Amendment.
Closing Comment
6.	SEC Comment: Please also review the representations requested on page of our letter dated April 10, 2007, and provide these representations in the form requested.

Securities and Exchange Commission
June 22, 2007

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Company’s Response: Pursuant to your request, please see representations from the Company below.
* * *
     Please note that the Company has included in the Amendment the changes set forth in its response letter dated May 17, 2007 to the Staff’s prior comments 2, 11, 13, 14, and 15, as well as certain changes other than those in response to the Staff’s comments.
     In connection with this response to the Staff’s comments, on behalf of the Company we hereby acknowledge that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     The Company also acknowledges the language to be included in any request for acceleration and will include that language in its request.
     Your prompt attention to the enclosed is greatly appreciated. If you have any questions regarding the Company’s responses, please do not hesitate to contact me at (602) 445-8302 or Elizabeth Fraser at (617) 310-6237.

Sincerely,
/s/ Robert S. Kant

Robert S. Kant

Enclosures
cc:	John A. Kelly Brian H. Blaney Elizabeth W. Fraser